UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ]
adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Liberty Capital Management
         ---------------------------------------------
Address: 255 South Old Woodward
         Suite 204
         Birmingham, MI 48009
         ---------------------------------------------


Form 13F File Number: 28-03742
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles W. Brown
         -------------------------
Title:   Vice President
         -------------------------
Phone:   248.258.9290
         -------------------------

Signature, Place, and Date of Signing:

/s/ Charles W. Brown                  Birmingham, MI                  1/26/2009
--------------------                  --------------                  ---------
    [Signature]                        [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28- 03742
   -------  ----------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           73
                                         -----------
Form 13F Information Table Value Total:  $64,111,000
                                         -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ -----
ABBOTT LABS COM                COM              002824100     2358   44188 SH       SOLE             44188
AFFILIATED COMPUTER CL A       CL A             008190100      286    6225 SH       DEFINED           5675    550
AFLAC INC COM                  COM              001055102     2421   52808 SH       SOLE             52808
ALTRIA GROUP INC               COM              02209s103      377   25015 SH       SOLE             25015
AMERICAN EXPRESS CO COM        COM              025816109      207   11150 SH       SOLE             11150
APPLIED MATLS INC COM          COM              038222105      187   18500 SH       DEFINED          13700   4800
AT&T INC COM                   COM              00206r102      604   21203 SH       DEFINED          15161         6042
AUTOMATIC DATA PROCESS COM     COM              053015103      360    9146 SH       SOLE              9146
BANK OF AMERICA                COM              060505104      443   31451 SH       SOLE             31451
BAXTER INTL INC COM            COM              071813109      688   12845 SH       SOLE             12845
BRITISH PETE PLC AMERN SH      COM              055622104      233    4978 SH       SOLE              4978
CENTURYTEL INC                 COM              156700106      267    9756 SH       SOLE              9756
CHEVRONTEXACO CORP COM         COM              166764100     2405   32519 SH       DEFINED          31919          600
CHURCH & DWIGHT INC COM        COM              171340102     2248   68120 SH       DEFINED          40060  28060
CIMAREX ENERGY CO COM          COM              171798101      677   25265 SH       SOLE             25265
CISCO SYS INC COM              COM              17275r102      560   34340 SH       SOLE             34340
CITIGROUP INC COM              COM              172967101       74   11042 SH       SOLE             11042
COMERICA INC COM               COM              200340107      217   10942 SH       DEFINED          10822          120
CONSTELLATION BRANDS CL A      CLA              21036p108      343   21750 SH       SOLE             21750
COSTCO WHSL CORP NEW COM       COM              22160k105      988   18825 SH       SOLE             18825
CVS CORP COM                   COM              126650100     1809   62927 SH       SOLE             62927
DANAHER CORP DEL COM           COM              235851102     1744   30811 SH       SOLE             30811
DENTSPLY INTL INC NEW COM      COM              249030107     1313   46502 SH       SOLE             46502
DIGITAL RIV INC COM            COM              25388b104      239    9630 SH       DEFINED           9230    400
EMERSON ELEC CO COM            COM              291011104      327    8940 SH       SOLE              8940
EXELON CORP COM                COM              30161n101      221    3982 SH       DEFINED          15934         3982
EXXON MOBIL CORP COM           COM              30231g102     2191   27446 SH       DEFINED           6011         3834
FISERV INC COM                 COM              337738108      474   13020 SH       DEFINED          47404    650
FORD MTR CO DEL COM PAR $0.01  COM              345370860       36   15934 SH       SOLE             13886
FRANKLIN RES INC COM           COM              354613101      383    6011 SH       SOLE             15002
GENERAL ELEC CO COM            COM              369604103      768   47404 SH       SOLE             12150
GRACO INC COM                  COM              384109104      330   13886 SH       SOLE             12050
HARLEY DAVIDSON INC COM        COM              412822108      255   15002 SH       SOLE             21467
HEALTH CARE REIT INC COM       REIT             42217k106      513   12150 SH       SOLE             22107
HONEYWELL INTL INC COM         COM              438516106      396   12050 SH       SOLE             30730
ILLINOIS TOOL WKS INC COM      COM              452308109      245    6996 SH       DEFINED          22044    350
INTEL CORP COM                 COM              458140100      315   21467 SH       SOLE             19315
INTERNATIONAL BUS MACH COM     COM              459200101     1861   22107 SH       SOLE             22867
INTUIT COM                     COM              461202103      731   30730 SH       SOLE             11830
ISHARES TR FTSE XNHUA IDX      ETF              464287184      650   22344 SH       DEFINED          11885    300
CHINA
ISHARES TR MSCI EAFE IDX EU,   ETF              464287465      866   19315 SH       SOLE             40504
ASIA,
ISHARES TR MSCI EMERG MKT      ETF              464287234      571   22867 SH       SOLE             21675
ISHARES TR RUSSELL MCP GR      ETF              464287234      370   11830 SH       SOLE               400
ISHARES TR S&P LATIN AM 40     ETF              464287390      303   11885 SH       SOLE             54619
JOHNSON & JOHNSON COM          COM              478160104     2423   40504 SH       SOLE             81362
KINDER MORGAN ENERGY UT LTD    LP               494550106      992   21675 SH       SOLE             10936
PARTNER
LEGGETT & PLATT INC COM        COM              524660107      254   16747 SH       DEFINED          57950        16347
LOWES COS INC COM              COM              548661107     1175   54619 SH       SOLE             13710
MBT FINANCIAL CORP             COM              578877102      247   81362 SH       SOLE             75273
MCDONALDS CORP COM             COM              580135101      680   10936 SH       SOLE             13230
MEDCO HEALTH SOLUTIONS COM     COM              58405u102     2496   59554 SH       DEFINED          11201         1604
MEDTRONIC INC COM              COM              585055106      431   13710 SH       SOLE             45611
MICROSOFT CORP COM             COM              594918104     1463   75273 SH       SOLE             32315
MONSANTO CO NEW COM            COM              61166w104      931   13230 SH       SOLE              9500
MORGAN J P CHASE CO INC COM    COM              46625h100      353   11201 SH       SOLE             39410
PEPSICO INC COM                COM              713448108     2498   45611 SH       SOLE             11100
PHILIP MORRIS INTL INC COM     COM              718172109     1406   32315 SH       SOLE              7075
POWERSHARES     TRUST SER 1    ETF              73935a104      305   10250 SH       DEFINED          35881    750
PROCTER & GAMBLE CO COM        COM              742718109     3019   48834 SH       DEFINED          32250         9424
QUALCOMM INC COM               COM              747525103      423   11800 SH       DEFINED          38425    700
SCHLUMBERGER LTD COM           COM              806857108      299    7075 SH       SOLE             22948
STRYKER CORP COM               COM              863667101     1433   35881 SH       SOLE             32290
SYSCO CORP COM                 COM              871829107      740   32250 SH       SOLE              5432
T ROWE PRICE GROUP INC         COM              74144t108     1362   38425 SH       SOLE              5174
UNITED PARCEL SERVICE CL B     CLB              911312106     1266   22948 SH       SOLE             38404
UNITED TECHNOLOGIES CP COM     COM              913017109     1731   32290 SH       SOLE             79561
VANGUARD SECTOR INDEX ENERGY   COM              92204a306      239    3550 SH       SOLE              6725
VIPERS
VERIZON COMMUNICATIONS COM     COM              92343v104      757   22339 SH       DEFINED          10312        16907
WAL MART STORES INC COM        COM              931142103      290    5174          SOLE
WALGREEN                       COM              931422109     1029   41704          DEFINED                  3300
WELLS FARGO & CO NEW COM       COM              949746101     2345   79561          SOLE
WYETH                          COM              983024100      252    6725          SOLE
ZIMMER HLDGS INC COM           COM              98956p102      417   10312          SOLE